Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment	$ 31,000	$ 44,000	$ 56,000
Less accumulated depreciation	(175,000)	(162,000)	(141,000)
Office Furniture, Equipment and Software [Member]
Property and equipment	$ 206,000	$ 206,000	$ 197,000